Financial instruments and related disclosures - Summary of Movement in Financial Instruments Measured Using Level 3 Valuation Method (Detail) - Level 3 - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurements of assets and liabilities [line items]
Beginning balance	£ (6,411)	£ (5,657)
Exchange adjustments	0	46
Net losses recognised in the income statement	(863)	(1,627)
Net (losses)/ gains recognised in other comprehensive income	(142)	91
Contingent consideration related to business acquisitions in the period	0	(482)
Settlement of contingent consideration liabilities	1,145	1,137
Additions	57	97
Disposals and settlements	(25)	(16)
Transfers from Level 3	(9)	0
Ending balance	£ (6,248)	£ (6,411)